Shareholder Report	12 Months Ended
	Oct. 31, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SENIOR DEBT PORTFOLIO
Entity Central Index Key	0000933188
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000064522
Shareholder Report [Line Items]
Fund Name	Senior Debt Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Senior Debt Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Floating-Rate Advantage Fund. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Senior Debt Portfolio	$190	1.85%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the professional services, machinery, and energy equipment and services industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Senior Debt Portfolio	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,871	$9,964	$9,912
12/15	$9,736	$9,914	$9,808
1/16	$9,646	$10,023	$9,744
2/16	$9,591	$10,094	$9,693
3/16	$9,969	$10,218	$9,960
4/16	$10,218	$10,288	$10,158
5/16	$10,312	$10,296	$10,248
6/16	$10,297	$10,477	$10,250
7/16	$10,472	$10,563	$10,397
8/16	$10,569	$10,575	$10,475
9/16	$10,704	$10,577	$10,566
10/16	$10,819	$10,507	$10,653
11/16	$10,839	$10,271	$10,681
12/16	$10,996	$10,301	$10,805
1/17	$11,069	$10,338	$10,865
2/17	$11,135	$10,418	$10,920
3/17	$11,166	$10,414	$10,928
4/17	$11,217	$10,500	$10,976
5/17	$11,270	$10,581	$11,016
6/17	$11,280	$10,573	$11,011
7/17	$11,355	$10,625	$11,087
8/17	$11,357	$10,717	$11,082
9/17	$11,419	$10,679	$11,126
10/17	$11,496	$10,692	$11,192
11/17	$11,517	$10,676	$11,205
12/17	$11,562	$10,723	$11,250
1/18	$11,681	$10,620	$11,358
2/18	$11,713	$10,519	$11,380
3/18	$11,759	$10,572	$11,412
4/18	$11,816	$10,501	$11,460
5/18	$11,832	$10,559	$11,479
6/18	$11,847	$10,543	$11,492
7/18	$11,951	$10,565	$11,577
8/18	$12,011	$10,618	$11,624
9/18	$12,092	$10,572	$11,704
10/18	$12,087	$10,484	$11,700
11/18	$11,961	$10,531	$11,594
12/18	$11,593	$10,696	$11,299
1/19	$11,939	$10,843	$11,587
2/19	$12,136	$10,855	$11,771
3/19	$12,093	$11,051	$11,751
4/19	$12,306	$11,066	$11,945
5/19	$12,250	$11,236	$11,919
6/19	$12,271	$11,395	$11,948
7/19	$12,367	$11,429	$12,044
8/19	$12,331	$11,687	$12,011
9/19	$12,385	$11,637	$12,067
10/19	$12,310	$11,674	$12,012
11/19	$12,385	$11,672	$12,083
12/19	$12,637	$11,689	$12,276
1/20	$12,701	$11,899	$12,344
2/20	$12,512	$12,077	$12,181
3/20	$10,648	$11,841	$10,674
4/20	$11,143	$12,078	$11,155
5/20	$11,606	$12,191	$11,578
6/20	$11,793	$12,293	$11,710
7/20	$12,018	$12,509	$11,939
8/20	$12,245	$12,437	$12,118
9/20	$12,301	$12,414	$12,194
10/20	$12,334	$12,370	$12,219
11/20	$12,697	$12,531	$12,491
12/20	$12,874	$12,575	$12,659
1/21	$13,042	$12,496	$12,810
2/21	$13,121	$12,334	$12,885
3/21	$13,117	$12,191	$12,885
4/21	$13,176	$12,293	$12,951
5/21	$13,257	$12,340	$13,026
6/21	$13,325	$12,430	$13,074
7/21	$13,319	$12,555	$13,073
8/21	$13,416	$12,547	$13,135
9/21	$13,496	$12,440	$13,219
10/21	$13,515	$12,429	$13,254
11/21	$13,469	$12,444	$13,233
12/21	$13,570	$12,436	$13,318
1/22	$13,589	$12,163	$13,366
2/22	$13,501	$11,998	$13,298
3/22	$13,509	$11,676	$13,304
4/22	$13,481	$11,240	$13,333
5/22	$13,076	$11,302	$12,992
6/22	$12,636	$11,076	$12,710
7/22	$13,017	$11,355	$12,981
8/22	$13,209	$11,060	$13,177
9/22	$12,776	$10,583	$12,877
10/22	$12,922	$10,467	$13,005
11/22	$13,165	$10,857	$13,161
12/22	$13,163	$10,820	$13,215
1/23	$13,600	$11,156	$13,568
2/23	$13,678	$10,882	$13,646
3/23	$13,640	$11,137	$13,642
4/23	$13,798	$11,205	$13,785
5/23	$13,747	$11,089	$13,760
6/23	$14,051	$11,072	$14,071
7/23	$14,278	$11,083	$14,252
8/23	$14,485	$11,016	$14,419
9/23	$14,577	$10,753	$14,558
10/23	$14,498	$10,592	$14,555
11/23	$14,764	$11,068	$14,733
12/23	$15,064	$11,488	$14,976
1/24	$15,156	$11,461	$15,077
2/24	$15,284	$11,323	$15,214
3/24	$15,434	$11,435	$15,343
4/24	$15,489	$11,167	$15,436
5/24	$15,639	$11,352	$15,581
6/24	$15,691	$11,456	$15,635
7/24	$15,811	$11,716	$15,742
8/24	$15,930	$11,889	$15,842
9/24	$16,012	$12,052	$15,955
10/24	$16,156	$11,778	$16,092
11/24	$16,301	$11,902	$16,225
12/24	$16,396	$11,722	$16,317
1/25	$16,507	$11,793	$16,429
2/25	$16,524	$12,037	$16,447
3/25	$16,374	$12,034	$16,395
4/25	$16,338	$12,077	$16,386
5/25	$16,641	$12,015	$16,641
6/25	$16,775	$12,203	$16,775
7/25	$16,860	$12,185	$16,922
8/25	$16,944	$12,331	$16,997
9/25	$17,044	$12,462	$17,072
10/25	$17,112	$12,544	$17,109

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Senior Debt Portfolio	5.91%	6.76%	5.51%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 5,518,265,930
Holdings Count | Holding	654
Advisory Fees Paid, Amount	$ 30,035,439
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,518,265,930
# of Portfolio Holdings	654
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$30,035,439

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	2.1%
Corporate Bonds	6.2%
Senior Floating-Rate Loans	88.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.1%
CCC or Lower	3.9%
B	64.1%
BB	24.4%
BBB	4.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122